Document and Entity Information Document	12 Months Ended
Jan. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K is filed by Comverse Technology, Inc. to present the Company's recast consolidated financial statement information and CTI Parent Company condensed financial statement information as of the dates and for the fiscal years presented to reflect the results of operations and the assets and liabilities of Comverse, Inc., formerly a CTI wholly-owned subsidiary, and Starhome B.V., formerly a CTI majority-owned subsidiary, as discontinued operations.
Document Period End Date	Jan. 31, 2012
Entity Registrant Name	COMVERSE TECHNOLOGY INC/NY/
Entity Central Index Key	0000803014